LEASES - Supplemental cash flow information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
LEASES
Cash paid for amounts included in the measurement of operating lease liabilities	$ 182,678	¥ 1,271,769	¥ 0	¥ 0